Fixed Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		$ 2,220,734
Reclassification from IFRIC 12		0	$ (162,359)
Balance, end of period		2,947,369	2,220,734
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		2,295,924	1,530,457
Capitalization IFRS 16		4,422	4,053
Additions	[1]	774,795	743,430
Sale of consolidated companies (2)	[2]	(21,828)
Reclassification from IFRIC 12	[1]		162,359
Initial Consolidation			1,432
Translation differences		28,703	(145,807)
Balance, end of period		3,082,016	2,295,924
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		75,190	41,628
Sale of consolidated companies (2)	[2]	(3,098)
Depreciation expenses		58,835	36,884
Translation differences		(3,720)	(3,322)
Balance, end of period		134,647	75,190
PV + Storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		512,347
Balance, end of period		1,153,804	512,347
PV + Storage [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		529,426	122,565
Capitalization IFRS 16		1,632	0
Additions	[1]	692,754	280,518
Sale of consolidated companies (2)	[2]	(21,828)
Reclassification from IFRIC 12	[1]		162,359
Initial Consolidation			1,432
Translation differences		(22,590)	(37,448)
Balance, end of period		1,179,394	529,426
PV + Storage [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		17,079	10,726
Sale of consolidated companies (2)	[2]	(3,098)
Depreciation expenses		11,839	7,678
Translation differences		(230)
Balance, end of period		25,590	17,079
Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,704,770
Balance, end of period		1,788,329	1,704,770
Wind farms [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		1,760,859	1,403,984
Capitalization IFRS 16		2,790	4,053
Additions	[1]	79,466	460,722
Sale of consolidated companies (2)	[2]	0
Reclassification from IFRIC 12	[1]		0
Initial Consolidation			0
Translation differences		51,393	(107,900)
Balance, end of period		1,894,508	1,760,859
Wind farms [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		56,089	29,498
Sale of consolidated companies (2)	[2]	0
Depreciation expenses		46,058	28,445
Translation differences		(4,032)	(1,854)
Balance, end of period		106,179	56,089
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		3,617
Balance, end of period		5,236	3,617
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		5,639	3,908
Capitalization IFRS 16		0	0
Additions	[1]	2,575	2,190
Sale of consolidated companies (2)	[2]	0
Reclassification from IFRIC 12	[1]		0
Initial Consolidation			0
Translation differences		(100)	459
Balance, end of period		8,114	5,639
Others [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of period		2,022	1,404
Sale of consolidated companies (2)	[2]	0
Depreciation expenses		938	761
Translation differences		(82)	143
Balance, end of period		$ 2,878	$ 2,022

[1]	A total of approximately USD 28 million out of the additions applies to the capitalization of borrowing costs which arose from the construction of the qualifying assets period (2022: approximately USD 39 million).
[2]	During 2023 the Company sold two consolidated entities “Dorot” and “Talmei Yafe”. For additional information see Note 29A (22).